Subsequent Events - Additional Information (Detail) $ in Thousands	Feb. 15, 2018 USD ($)	Feb. 28, 2018 USD ($) Property	Dec. 31, 2017 USD ($) Property	Dec. 31, 2016 Property
Container Purchases
Subsequent Event [Line Items]
Number of containers purchased | Property			19,802	41,100
Total purchase consideration			$ 19,893
Subsequent Event | Container Purchases
Subsequent Event [Line Items]
Number of containers purchased | Property		18,000
Total purchase consideration		$ 13,200
Subsequent Event | Term Loan
Subsequent Event [Line Items]
Debt instrument, amount	$ 300,000
Debt instrument term	7 years